Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Debt Securities Explanatory
22.1 Details of borrowings as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
General borrowings	￦	55,789,869	￦	50,675,884
Bonds sold under repurchase agreements and others		11,773,494		15,652,135
Call money		4,154,003		3,255,542

	￦	71,717,366	￦	69,583,561

Summary of Details of Borrowings
22.2 Details of general borrowings as of December 31, 2022 and 2023, are as follows:

		Lenders	Interest rate (%) as of December 31, 2023	December 31, 2022		December 31, 2023
				(In millions of Korean won)
Borrowings in Korean won	Borrowings from the Bank of Korea	The Bank of Korea	2.00	￦	8,282,289	￦	2,520,472
	Borrowings from the government	SEMAS and others	0.00 ~ 3.41		2,670,867		2,500,160
	Borrowings from banks	Shinhan Bank and others	2.49 ~ 7.15		914,360		1,764,900
	Borrowings from non-banking financial institutions	Korea Securities Finance Corporation and others	1.68 ~ 6.96		2,189,510		2,780,823
	Other borrowings	The Korea Development Bank and others	0.00 ~ 7.73		19,806,869		22,645,638

					33,863,895		32,211,993

Borrowings in foreign currencies	Due to banks	KEB Hana Bank and others	—		18,266		38,191
	Borrowings from banks	Citicorp International Ltd. And others	0.00 ~ 13.50		16,296,725		15,437,388
	Borrowings from other financial institutions	The Export-Import Bank of Korea and others	5.89 ~ 6.07		38,249		24,662
	Other borrowings	Standard Chartered Bank and others	0.00 ~ 12.00		5,572,734		2,963,650

					21,925,974		18,463,891

				￦	55,789,869	￦	50,675,884

Schedule of Repurchase Agreements
22.3 Details of bonds sold under repurchase agreements and others as of December 31, 2022 and 2023, are as follows:

	Lenders	Interest rate (%) as of December 31, 2023	December 31, 2022		December 31, 2023
			(In millions of Korean won)
Bonds sold under repurchase agreements	Individuals, groups, and corporations	0.00~9.75	￦	11,769,694	￦	15,645,498
Bills sold	Counter sale	1.80~2.20		3,800		6,637

			￦	11,773,494	￦	15,652,135

Summary of Details of Call Money
22.4 Details of call money as of December 31, 2022 and 2023, are as follows:

	Lenders	Interest rate (%) as of December 31, 2023	December 31, 2022		December 31, 2023
			(In millions of Korean won)
Call money in Korean won	Samsung Asset Management and others	3.30~4.22	￦	2,943,500	￦	1,540,000
Call money in foreign currencies	BANK CIMB NIAGA and others	0.15~6.05		1,210,503		1,715,542

			￦	4,154,003	￦	3,255,542